Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 13	$ 11
Additions for tax positions related to the current year	1	1
Additions for tax positions related to prior years	1	2
Reductions due to lapse of statute of limitations	(2)	(1)
Reductions for settlements with tax authorities	(1)
Balance at end of year	$ 12	$ 13